Income Taxes - Additional Information (Details)	9 Months Ended
Sep. 30, 2021 USD ($)
Income Tax Disclosure [Abstract]
Impact related to uncertain tax positions	$ 0
Accrued penalties related to uncertain tax positions	$ 0